Leases (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) DWT	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent			0.00%	0.00%	0.00%	0.00%
Operating Lease, Cost				$ 17,782,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months			$ 2,690,000	2,690,000	$ 2,690,000	$ 2,690,000
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months			28,147,000	28,147,000	28,147,000	28,147,000
Lessee, Operating Lease, Liability, Payments, Due Year Two			12,236,000	12,236,000	12,236,000	12,236,000
Operating Lease, Right-of-Use Asset			$ 39,155,000	$ 39,155,000	$ 39,155,000	$ 39,155,000		$ 2,650,000
Document Period End Date			Dec. 31, 2019
Number of vessels owned at period end			52	52	52	52
Lessee, Operating Lease, Incremental Borrowing Rate			4.80%	4.80%	4.80%	4.80%
Operating Lease, Liability, Current			$ (26,655,000)	$ (26,655,000)	$ (26,655,000)	$ (26,655,000)		(2,650,000)
Operating Lease, Liability, Noncurrent			12,500,000	12,500,000	12,500,000	12,500,000		$ 0
Lessee, Operating Lease, Liability, Payments, Due Year Three			0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due Year Four			0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due Year Five			0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due after Year Five			0	0	0	0
Lessee, Operating Lease, Liability, Payments, Due			40,383,000	40,383,000	40,383,000	40,383,000
Operating Lease Liability, Imputed Interest			(1,228,000)	(1,228,000)	(1,228,000)	(1,228,000)
Operating Lease, Liability			39,155,000	39,155,000	39,155,000	39,155,000
Operating Leases, Future Minimum Payments, Due in Two Years			0	0	0	0
Operating Leases, Future Minimum Payments, Due in Three Years			0	0	0	0
Operating Leases, Future Minimum Payments, Due in Four Years			0	0	0	0
Operating Leases, Future Minimum Payments, Due in Five Years			0	0	0	0
Operating Leases, Future Minimum Payments, Due Thereafter			0	0	0	0
Operating Leases, Future Minimum Payments Due			$ 2,690,000	2,690,000	$ 2,690,000	$ 2,690,000
Variable Lease, Cost				$ 10,642,000
Operating Lease, Weighted Average Remaining Lease Term			1 year 4 months 20 days	1 year 4 months 20 days	1 year 4 months 20 days	1 year 4 months 20 days
Operating Lease Liability, Cash Paid included in lease liability measurement				$ 15,287,000
Sublease Income				17,825,000
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability				$ 50,296,000			$ 0
Number of vessels			58	58	58	58
Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in					1
DWT					62,100	62,100
Daily Base Rate	$ 10,885		$ 10,885	$ 10,885	$ 10,885	$ 10,885	$ 10,885
Bareboat charter agreement time period	9	1
TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
DWT					81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%	118.00%	118.00%	118.00%
Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
DWT					82,000
Daily Base Rate			$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000
Daily Base Rate, Year 1			12,000	12,000	12,000	12,000
Daily Base Rate, Year 2			12,500	12,500	12,500	12,500
Daily Base Rate, Year 3			13,000	13,000	13,000	13,000
Daily Base Rate, Year 4			$ 14,500	$ 14,500	$ 14,500	$ 14,500
New Time Charter In, 2019 [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in					5
TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
DWT					81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%	118.00%	118.00%	118.00%
CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
DWT					81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%	118.00%	118.00%	118.00%
Minimum | Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period			24 months